Intangible assets, airport concessions and goodwill - Net - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate	14.61%	15.21%
Average growth rate of passengers in the period after the recovery of passengers by each GCU	5.64%	3.94%
Average growth rate of passengers in the period
Passengers growth rate in the recovery period of each CGU	2.36%	2.22%
Hierarchy level of the fair value of the recoverable of the CGU	3	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate	11.10%	11.60%
Average growth rate of passengers in the period after the recovery of passengers by each GCU	2.52%	4.56%
Average growth rate of passengers in the period
Passengers growth rate in the recovery period of each CGU	2.69%	2.94%
Hierarchy level of the fair value of the recoverable of the CGU	3	3
US (ASUR Airports)
Disclosure by geographical areas:
Discount rate	7.75%
Average growth rate of passengers in the period after the recovery of passengers by each GCU	4.52%
Average growth rate of passengers in the period
Passengers growth rate in the recovery period of each CGU	2.20%
Average inflation growth rate	2.50%